Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-based Compensation [Abstract]
Stock-Based Compensation
NOTE 18	Stock-Based Compensation

As part of its employee and director compensation programs, the Company may grant certain stock awards under the provisions of the existing stock compensation plans, including plans assumed in acquisitions. The plans provide for grants of options to purchase shares of common stock at a fixed price equal to the fair value of the underlying stock at the date of grant. Option grants are generally exercisable up to ten years from the date of grant. In addition, the plans provide for grants of shares of common stock or stock units that are subject to restriction on transfer prior to vesting. Most stock and unit awards vest over three to five years and are subject to forfeiture if certain vesting requirements are not met. Stock incentive plans of acquired companies are generally terminated at the merger closing dates. Participants under such plans receive the Company’s common stock, or options to buy the Company’s stock, based on the conversion terms of the various merger agreements. At December 31, 2011, there were 65 million shares (subject to adjustment for forfeitures) available for grant under various plans.

Stock Option Awards

The following is a summary of stock options outstanding and exercised under various stock options plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
2011
Number outstanding at beginning of period	85,622,705	$26.80
Granted	4,063,369	28.66
Exercised	(8,508,107)	19.49
Cancelled (a)	(5,354,026)	28.44
Number outstanding at end of period (b)	75,823,941	$27.60	5.2	$(42)
Exercisable at end of period	57,039,334	$29.14	4.4	$(120)
2010
Number outstanding at beginning of period	88,379,469	$26.49
Granted	5,417,631	23.98
Exercised	(5,769,586)	19.38
Cancelled (a)	(2,404,809)	27.03
Number outstanding at end of period (b)	85,622,705	$26.80	5.5	$15
Exercisable at end of period	57,542,065	$28.28	4.4	$(76)
2009
Number outstanding at beginning of period	82,293,011	$29.08
Granted	14,316,237	12.04
Exercised	(1,085,328)	19.98
Cancelled (a)	(7,144,451)	28.33
Number outstanding at end of period (b)	88,379,469	$26.49	6.1	$(352)
Exercisable at end of period	50,538,048	$27.52	4.5	$(253)

(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Stock-based compensation expense is based on the estimated fair value of the award at the date of grant or modification. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model, requiring the use of subjective assumptions. Because employee stock options have characteristics that differ from those of traded options, including vesting provisions and trading limitations that impact their liquidity, the determined value used to measure compensation expense may vary from their actual fair value. The following table includes the weighted average estimated fair value and assumptions utilized by the Company for newly issued grants:

Year Ended December 31	2011	2010	2009
Estimated fair value	$10.55	$8.36	$3.39
Risk-free interest rates	2.5%	2.5%	1.8%
Dividend yield	2.5%	3.0%	4.2%
Stock volatility factor	.47	.47	.44
Expected life of options (in years)	5.5	5.5	5.5

Expected stock volatility is based on several factors including the historical volatility of the Company’s stock, implied volatility determined from traded options and other factors. The Company uses historical data to estimate option exercises and employee terminations to estimate the expected life of options. The risk-free interest rate for the expected life of the options is based on the U.S. Treasury yield curve in effect on the date of grant. The expected dividend yield is based on the Company’s expected dividend yield over the life of the options.

The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2011	2010	2009
Fair value of options vested	$54	$61	$74
Intrinsic value of options exercised	61	35	3
Cash received from options exercised	165	112	22
Tax benefit realized from options exercised	23	13	1

To satisfy option exercises, the Company predominantly uses treasury stock.

Additional information regarding stock options outstanding as of December 31, 2011, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$11.02 - $15.00	10,225,221	7.1	$11.42	4,141,927	$11.43
$15.01 - $20.00	212,080	4.4	19.28	182,151	19.50
$20.01 - $25.00	10,530,634	4.3	22.68	6,814,608	22.05
$25.01 - $30.00	17,848,881	4.8	29.12	13,566,583	29.32
$30.01 - $35.00	27,400,486	5.2	31.65	22,727,835	31.55
$35.01 - $36.25	9,606,639	5.0	36.07	9,606,230	36.07
	75,823,941	5.2	$27.60	57,039,334	$29.14

Restricted Stock and Unit Awards

A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2011		2010		2009
Year Ended December 31	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant-Date Fair Value
Nonvested Shares
Outstanding at beginning of period	8,811,027	$19.74	6,788,203	$16.68	2,420,535	$32.42
Granted	3,136,086	28.20	4,398,660	24.05	5,435,363	12.09
Vested	(2,552,979)	20.15	(1,862,228)	18.71	(869,898)	31.84
Cancelled	(398,839)	22.20	(513,608)	20.00	(197,797)	16.52
Outstanding at end of period	8,995,295 (a)	$22.46	8,811,027	$19.74	6,788,203	$16.68

(a)	Includes maximum number of shares to be received by participants under awards that are based on the achievement of certain future performance criteria by the Company.

The total fair value of shares vested was $72 million, $44 million, and $12 million for 2011, 2010 and 2009, respectively. Stock-based compensation expense was $118 million, $113 million and $89 million for 2011, 2010 and 2009, respectively. On an after-tax basis, stock-based compensation was $73 million, $70 million and $55 million for 2011, 2010, and 2009, respectively. As of December 31, 2011, there was $156 million of total unrecognized compensation cost related to nonvested share-based arrangements granted under the plans. That cost is expected to be recognized over a weighted-average period of 2.4 years as compensation expense.